Trade Receivables and Other Account Receivables (Details) - Schedule of Trade Receivables and Other Account Receivables - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule of Trade Receivables and Other Account Receivables [Abstract]
Trade receivables	$ 466,087	$ 506,342
Other account receivables	251,182	323,534
Total trade receivables and other account receivables	717,269	829,876
Current	704,931	779,355
Non-Current	$ 12,338	$ 50,521